Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Loans and advances to customers	£ 215,973	£ 224,795
Credit impairment loss allowances on loans and advances to customers	(942)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	£ 215,010	£ 223,840